Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue
Total deferred revenue	$ 7,902	$ 7,308
Cloud-based connectivity and basic IoT services
Deferred Revenue
Total deferred revenue	1,277	1,122	$ 1,375	$ 2,669
Membership
Deferred Revenue
Total deferred revenue			672	3,473
SaaS
Deferred Revenue
Total deferred revenue	$ 6,625	$ 6,186	$ 5,168	$ 3,971